Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and cash equivalent	$ 29,268	$ 67,762
Restricted cash	1,578	1,446
Digital assets	0	1,718
Loans receivable, net	56,841	55,832
Prepaid expenses, and other receivables and assets	12,391	10,302
Investment portfolio	12,520	18,088
Investment accounted for using the equity method	24,989	103,821
Property and equipment	1,101	1,186
Right-of-use assets	2,622	3,430
Intangible assets	41,829	52,304
Derivative financial assets	0	7,866
Goodwill	38,355	70,112
Total assets	221,494	393,867
Liabilities
Accounts payable, accruals and other	20,982	20,783
Lease liabilities	3,280	3,948
Credit facility	46,180	44,983
Debentures	38,266	39,794
Derivative financial liabilities	419	12,688
Deferred tax liability	1,481	1,894
Total liabilities	110,608	124,090
Equity
Share capital	391,243	392,628
Contributed surplus	33,025	24,486
Revaluation reserve	0	468
Foreign currency translation reserve	559	458
Deficit	(313,941)	(148,263)
Total equity	110,886	269,777
Total equity and liabilities	$ 221,494	$ 393,867